SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 03, 2020	Oct. 28, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [line items]
Interest rates			1.00%
Discount rate			6.00%	6.00%
Stock options vesting period			7 years
Medtronic [Member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Amount received for license	$ 31,000,000	$ 21,000,000
Patents Rights [Member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Useful lives			20 years